NOTE 11. THIRD PARTY BORROWINGS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 11. Third Party Borrowings Details Narrative
Weighted average short-term bank loans	$ 118,217	$ 108,803
Property, equipment and leasehold improvements pledged as collateral	20,392	0
Iinvestment in direct financing and sales-type lease receivables pledged as collateral	341,480	231,372
Accounts receivable pledged as collateral	$ 6,598	$ 10,582